Basis of Presentation (Details) - Schedule of basic and diluted net loss per share - DIGERATI TECHNOLOGIES, INC [Member] - shares	3 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Preferred Shares	57,501,882	56,405,216
Convertible Debt	37,963,920	11,966,667
Total	95,465,802	68,371,883